UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09637

Name of Fund: BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc., 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2011

Date of reporting period: 12/31/2010

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2010 (Unaudited)	BlackRock Large Cap Core Plus Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Consumer Discretionary — 22.9%
Auto Components — 2.7%
Federal-Mogul Corp., Class A (a)	6,400	$132,160
The Goodyear Tire & Rubber Co.(a)	10,500	124,425

		256,585

Automobiles — 3.2%
Ford Motor Co. (a)	10,300	172,937
Harley-Davidson, Inc.	3,700	128,279

		301,216

Diversified Consumer Services — 1.3%
Career Education Corp. (a)	6,100	126,453

Media — 5.6%
CBS Corp., Class B	7,000	133,350
Comcast Corp., Class A	8,500	186,745
DIRECTV, Class A (a)	1,900	75,867
Interpublic Group of Cos., Inc. (a)	12,100	128,502

		524,464

Multiline Retail — 1.4%
Macy’s, Inc.	5,000	126,500

Specialty Retail — 8.7%
Advance Auto Parts, Inc.	800	52,920
Foot Locker, Inc.	6,400	125,568
The Gap, Inc.	6,000	132,840
Limited Brands, Inc.	4,100	125,993
PetSmart, Inc.	3,100	123,442
TJX Cos., Inc.	3,000	133,170
Williams-Sonoma, Inc.	3,400	121,346

		815,279

Total Consumer Discretionary		2,150,497

Consumer Staples — 4.3%
Beverages — 1.4%
Dr. Pepper Snapple Group, Inc.	3,700	130,092

Food & Staples Retailing — 1.4%
The Kroger Co.	5,700	127,452

Food Products — 0.7%
The Hershey Co.	1,400	66,010

Household Products — 0.6%
The Procter & Gamble Co.	900	57,897

Tobacco — 0.2%
Philip Morris International, Inc.	300	17,559

Total Consumer Staples		399,010

Energy — 9.0%
Energy Equipment & Services — 2.6%
Exterran Holdings, Inc. (a)	4,700	112,565
McDermott International, Inc. (a)	6,600	136,554

		249,119

Oil, Gas & Consumable Fuels — 6.4%
Chevron Corp.	600	54,758
Exxon Mobil Corp.	3,100	226,672
Marathon Oil Corp.	4,000	148,120
Sunoco, Inc.	3,200	128,992
Valero Energy Corp.	1,700	39,304

		597,846

Total Energy		846,965

Common Stocks	Shares	Value

Financials — 10.3%
Commercial Banks — 1.6%
Fifth Third Bancorp	8,900	$130,652
Wells Fargo & Co.	700	21,693

		152,345

Diversified Financial Services — 1.7%
Interactive Brokers Group, Inc., Class A	6,800	121,176
JPMorgan Chase & Co.	900	38,178

		159,354

Insurance — 7.0%
American Financial Group, Inc.	4,100	132,389
Aspen Insurance Holdings Ltd.	4,300	123,066
Assurant, Inc.	3,100	119,412
Axis Capital Holdings Ltd.	300	10,764
Berkshire Hathaway, Inc. (a)	200	16,022
Endurance Specialty Holdings Ltd.	2,800	128,996
Unitrin, Inc.	4,900	120,246

		650,895

Total Financials		962,594

Health Care — 25.5%
Biotechnology — 3.2%
Amgen, Inc. (a)	3,200	175,680
Myriad Genetics, Inc. (a)	5,300	121,052

		296,732

Health Care Providers & Services — 11.7%
Aetna, Inc.	4,500	137,295
AmerisourceBergen Corp.	4,100	139,892
Cardinal Health, Inc.	3,600	137,916
Coventry Health Care, Inc. (a)	4,900	129,360
Health Management Associates, Inc., Class A (a)	13,700	130,698
Humana, Inc. (a)	2,200	120,428
UnitedHealth Group, Inc.	4,600	166,106
WellPoint, Inc. (a)	2,400	136,464

		1,098,159

Life Sciences Tools & Services — 2.9%
Illumina, Inc. (a)	2,100	133,014
Pharmaceutical Product Development, Inc.	4,900	132,986

		266,000

Pharmaceuticals — 7.7%
Bristol-Myers Squibb Co.	6,300	166,824
Eli Lilly & Co.	4,600	161,184
Endo Pharmaceuticals Holdings, Inc. (a)	3,400	121,414
Forest Laboratories, Inc. (a)	2,400	76,752
Johnson & Johnson	1,000	61,850
King Pharmaceuticals, Inc. (a)	9,000	126,450
Pfizer, Inc.	600	10,506

		724,980

Total Health Care		2,385,871

BLACKROCK LARGE CAP CORE PLUS FUND	DECEMBER 31, 2010	1

Schedule of Investments (continued)	BlackRock Large Cap Core Plus Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Industrials — 9.6%
Airlines — 1.3%
Southwest Airlines Co.	9,600	$124,608

Construction & Engineering — 1.3%
KBR, Inc.	4,100	124,927

Electrical Equipment — 1.3%
Thomas & Betts Corp. (a)	2,500	120,750

Industrial Conglomerates — 1.6%
General Electric Co.	5,200	95,108
Textron, Inc.	2,500	59,100

		154,208

Machinery — 2.7%
Manitowoc Co.	9,300	121,923
Timken Co.	2,700	128,871

		250,794

Road & Rail — 1.4%
Ryder System, Inc.	2,400	126,336

Total Industrials		901,623

Information Technology — 29.5%
Communications Equipment — 0.2%
EchoStar Holding Corp. (a)	900	22,473

Computers & Peripherals — 7.7%
Apple, Inc. (a)	500	161,280
Dell, Inc. (a)	10,800	146,340
Lexmark International, Inc., Class A (a)	700	24,374
SanDisk Corp. (a)	2,600	129,636
Seagate Technology (a)	8,700	130,761
Western Digital Corp. (a)	3,700	125,430

		717,821

Electronic Equipment, Instruments & Components — 2.9%
Corning, Inc.	7,800	150,696
Vishay Intertechnology, Inc. (a)	8,500	124,780

		275,476

IT Services — 4.7%
Convergys Corp. (a)	9,300	122,481
Gartner, Inc., Class A (a)	3,700	122,840
International Business Machines Corp.	400	58,704
The Western Union Co.	7,200	133,704

		437,729

Internet Software & Services — 2.6%
AOL, Inc. (a)	2,600	61,646
Google, Inc., Class A (a)	100	59,397
VeriSign, Inc.	3,700	120,879

		241,922

Semiconductors & Semiconductor Equipment — 8.1%
Altera Corp.	3,600	128,088
Applied Materials, Inc.	9,900	139,095
Atmel Corp. (a)	11,000	135,520
Cypress Semiconductor Corp. (a)	3,500	65,030
Fairchild Semiconductor International, Inc. (a)	4,300	67,123
Intel Corp.	10,900	229,227

		764,083

Common Stocks	Shares	Value

Information Technology (concluded)
Software — 3.3%
CA, Inc.	5,500	$134,420
Microsoft Corp.	2,900	80,968
Symantec Corp. (a)	5,600	93,744

		309,132

Total Information Technology		2,768,636

Materials — 4.2%
Containers & Packaging — 1.4%
Sealed Air Corp.	5,100	129,795

Paper & Forest Products — 2.8%
International Paper Co.	4,900	133,476
MeadWestvaco Corp.	5,000	130,800

		264,276

Total Materials		394,071

Telecommunication Services — 6.3%
Diversified Telecommunication Services — 2.1%
AT&T Inc.	2,000	58,760
Qwest Communications International, Inc.	18,500	140,785

		199,545

Wireless Telecommunication Services — 4.2%
MetroPCS Communications, Inc. (a)	10,400	131,352
Sprint Nextel Corp. (a)	30,900	130,707
Telephone & Data Systems, Inc.	3,600	131,580

		393,639

Total Telecommunication Services		593,184

Utilities — 8.3%
Electric Utilities — 2.7%
Edison International	3,400	131,240
NV Energy, Inc.	9,000	126,450

		257,690

Gas Utilities — 1.3%
Questar Corp.	6,900	120,129

Independent Power Producers & Energy Traders — 1.4%
NRG Energy, Inc. (a)	6,600	128,964

Multi-Utilities — 2.9%
Ameren Corp.	400	11,276
CMS Energy Corp.	7,100	132,060
NiSource, Inc.	7,200	126,864

		270,200

Total Utilities		776,983

Total Long-Term Investments (Cost – $10,298,553) – 129.9%		12,179,434

2	BLACKROCK LARGE CAP CORE PLUS FUND	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock Large Cap Core Plus Fund
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.17% (b)(c)	36,858	$36,858

Total Short-Term Securities (Cost – $36,858) – 0.4%		36,858

Total Investments Before Investments Sold Short (Cost – $10,335,411) – 130.3%		12,216,292

Investments Sold Short	Shares

Consumer Discretionary — (5.3)%
Auto Components — (0.3)%
Johnson Controls, Inc.	700	(26,740)

Automobiles — (0.3)%
Thor Industries, Inc.	900	(30,564)

Hotels, Restaurants & Leisure — (1.4)%
Bally Technologies, Inc.	700	(29,533)
Las Vegas Sands Corp.	600	(27,570)
MGM Mirage	2,000	(29,700)
Starwood Hotels & Resorts Worldwide, Inc.	500	(30,390)
WMS Industries, Inc.	300	(13,572)

		(130,765)

Household Durables — (0.9)%
Lennar Corp., Class A	1,500	(28,125)
MDC Holdings, Inc.	1,000	(28,770)
Stanley Black & Decker, Inc.	400	(26,748)

		(83,643)

Internet & Catalog Retail — (0.8)%
Amazon.Com, Inc.	200	(36,000)
Priceline.com, Inc.	100	(39,955)

		(75,955)

Media — (1.1)%
Central European Media Enterprises Ltd., Class A	1,200	(24,420)
Discovery Communications, Inc., Class A	700	(29,190)
DreamWorks Animation SKG, Inc., Class A	800	(23,576)
Scripps Networks Interactive	500	(25,875)

		(103,061)

Multiline Retail — (0.2)%
Sears Holdings Corp.	200	(14,750)

Textiles, Apparel & Luxury Goods — (0.3)%
Hanesbrands, Inc.	1,100	(27,940)

Total Consumer Discretionary		(493,418)

Consumer Staples — (1.2)%
Beverages — (0.5)%
Central European Distribution Corp.	1,000	(22,900)
PepsiCo, Inc.	400	(26,132)

		(49,032)

Food & Staples Retailing — (0.3)%
SYSCO Corp.	1,000	(29,400)

Food Products — (0.4)%
General Mills, Inc.	200	(7,118)

Investments Sold Short	Shares	Value

Consumer Staples (concluded)
Food Products (concluded)
Green Mountain Coffee Roasters, Inc.	800	$(26,288)

		(33,406)

Total Consumer Staples		(111,838)

Energy — (2.9)%
Energy Equipment & Services — (0.6)%
Baker Hughes, Inc.	500	(28,585)
Schlumberger Ltd.	300	(25,050)

		(53,635)

Oil, Gas & Consumable Fuels — (2.3)%
Consol Energy, Inc.	600	(29,244)
Denbury Resources, Inc.	1,400	(26,726)
EOG Resources, Inc.	300	(27,423)
Massey Energy Co.	600	(32,190)
PetroHawk Energy Corp.	1,200	(21,900)
SandRidge Energy, Inc.	3,800	(27,816)
Southwestern Energy Co.	700	(26,201)
Ultra Petroleum Corp.	600	(28,662)

		(220,162)

Total Energy		(273,797)

Financials — (5.3)%
Capital Markets — (1.9)%
Affiliated Managers Group, Inc.	300	(29,766)
The Bank of New York Mellon Corp.	900	(27,180)
Greenhill & Co., Inc.	400	(32,672)
Janus Capital Group, Inc.	2,200	(28,534)
Lazard Ltd., Class A	700	(27,643)
Northern Trust Corp.	600	(33,246)

		(179,041)

Commercial Banks — (1.2)%
BB&T Corp.	1,100	(28,919)
Comerica, Inc.	700	(29,568)
Commerce Bancshares, Inc.	735	(29,201)
First Horizon National Corp.	1	(11)
U.S. Bancorp	1,000	(26,970)

		(114,669)

Consumer Finance — (0.3)%
American Express Co.	700	(30,044)

Insurance — (1.6)%
Aflac, Inc.	500	(28,215)
Aon Corp.	700	(32,207)
Berkshire Hathaway, Inc.	400	(32,044)
Marsh & McLennan Cos., Inc.	1,100	(30,074)
MetLife, Inc.	500	(22,220)

		(144,760)

Thrifts & Mortgage Finance — (0.3)%
First Niagara Financial Group, Inc.	2,000	(27,960)

Total Financials		(496,474)

Health Care — (2.5)%
Biotechnology — (1.2)%
Celgene Corp.	200	(11,828)
Dendreon Corp.	700	(24,444)
Genzyme Corp.	400	(28,480)
Human Genome Sciences, Inc.	900	(21,501)
Vertex Pharmaceuticals, Inc.	700	(24,521)

		(110,774)

BLACKROCK LARGE CAP CORE PLUS FUND	DECEMBER 31, 2010	3

Schedule of Investments (continued)	BlackRock Large Cap Core Plus Fund
(Percentages shown are based on Net Assets)

Investments Sold Short	Shares	Value

Health Care (concluded)
Health Care Equipment & Supplies — (0.6)%
Boston Scientific Corp.	3,600	$(27,252)
Covidien Plc	600	(27,396)

		(54,648)

Life Sciences Tools & Services — (0.1)%
Techne Corp.	100	(6,567)

Pharmaceuticals — (0.6)%
Merck & Co, Inc.	800	(28,832)
Watson Pharmaceuticals, Inc.	600	(30,990)

		(59,822)

Total Health Care		(231,811)

Industrials — (3.7)%
Aerospace & Defense — (0.9)%
Alliant Techsystems, Inc.	400	(29,772)
Precision Castparts Corp.	200	(27,842)
Spirit Aerosystems Holdings, Inc., Class A	1,500	(31,215)

		(88,829)

Air Freight & Logistics — (0.6)%
C.H. Robinson Worldwide, Inc.	400	(32,076)
FedEx Corp.	300	(27,903)

		(59,979)

Building Products — (0.3)%
USG Corp.	1,500	(25,245)

Industrial Conglomerates — (0.3)%
Carlisle Cos., Inc.	700	(27,818)

Machinery — (0.6)%
Bucyrus International, Inc.	300	(26,820)
Terex Corp.	1,000	(31,040)

		(57,860)

Professional Services — (0.7)%
Manpower, Inc.	500	(31,380)
Towers Watson & Co.	600	(31,236)

		(62,616)

Trading Companies & Distributors — (0.3)%
Fastenal Co.	400	(23,964)

Total Industrials		(346,311)

Information Technology — (3.2)%
Communications Equipment — (0.3)%
Ciena Corp.	1,300	(27,365)

Computers & Peripherals — (0.3)%
Hewlett-Packard Co.	700	(29,470)

Electronic Equipment, Instruments & Components — (0.2)%
Itron, Inc.	400	(22,180)

IT Services — (0.8)%
Cognizant Technology Solutions Corp.	400	(29,316)
MasterCard, Inc., Class A	100	(22,411)
Visa, Inc., Class A	400	(28,152)

		(79,879)

Internet Software & Services — (0.1)%
eBay, Inc.	400	(11,132)

Semiconductors & Semiconductor Equipment — (0.6)%
Atheros Communications, Inc.	800	(28,736)

Investments Sold Short	Shares	Value

Information Technology (concluded)
Semiconductors & Semiconductor Equipment (concluded)
Cree, Inc.	400	$(26,356)

		(55,092)

Software — (0.9)%
Adobe Systems, Inc.	900	(27,702)
Electronic Arts, Inc.	1,600	(26,208)
Salesforce.com, Inc.	200	(26,400)

		(80,310)

Total Information Technology		(305,428)

Materials — (3.9)%
Chemicals — (1.7)%
Air Products & Chemicals, Inc.	400	(36,380)
CF Industries Holdings, Inc.	200	(27,030)
Intrepid Potash, Inc.	800	(29,832)
Monsanto Co.	500	(34,820)
The Mosaic Co.	400	(30,544)

		(158,606)

Construction Materials — (0.6)%
Eagle Materials, Inc.	1,000	(28,250)
Martin Marietta Materials, Inc.	300	(27,672)

		(55,922)

Metals & Mining — (1.6)%
AK Steel Holding Corp.	1,700	(27,829)
Allegheny Technologies, Inc.	500	(27,590)
Cliffs Natural Resources, Inc.	100	(7,801)
Compass Minerals International, Inc.	300	(26,781)
Nucor Corp.	700	(30,674)
United States Steel Corp.	500	(29,210)

		(149,885)

Total Materials		(364,413)

Telecommunication Services — (0.3)%
Wireless Telecommunication Services — (0.3)%
American Tower Corp., Class A	500	(25,820)

Utilities — (1.7)%
Electric Utilities — (0.2)%
PPL Corp.	800	(21,056)

Multi-Utilities — (1.5)%
Consolidated Edison, Inc.	600	(29,742)
Dominion Resources, Inc.	700	(29,904)
PG&E Corp.	600	(28,704)
Public Service Enterprise Group, Inc.	900	(28,629)
Sempra Energy	500	(26,240)

		(143,219)

Total Utilities		(164,275)

Total Investments Sold Short (Proceeds – $2,617,937) – (30.0)%		(2,813,585)

Total Investments, Net of Investments Sold Short (Cost – $7,717,474*) – 100.3%		9,402,707
Liabilities in Excess of Other Assets – (0.3)%		(30,344)

Net Assets – 100.0%		$9,372,363

4	BLACKROCK LARGE CAP CORE PLUS FUND	DECEMBER 31, 2010

Schedule of Investments (concluded)	BlackRock Large Cap Core Plus Fund

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$10,712,459

Gross unrealized appreciation	$1,847,676
Gross unrealized depreciation	(343,843)

Net unrealized appreciation	$1,503,833

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2010	Net Activity	Shares Held at December 31, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	154,214	(117,356)	36,858	$31

(c)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in securities:
Long-Term Investments[1]	$12,179,434	—	—	$12,179,434
Short-Term Securities	36,858	—	—	36,858
Liabilities:
Investments in securities:
Investments Sold Short[1]	(2,813,585)	—	—	(2,813,585)

Total	$9,402,707	—	—	$9,402,707

[1]	See above Schedule of Investments for values in each sector and industry.

BLACKROCK LARGE CAP CORE PLUS FUND	DECEMBER 31, 2010	5

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Date: February 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Date: February 25, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Date: February 25, 2011